Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2021
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners	Net Contributions (Withdrawals) by Contract OwnersNet contributions (withdrawals) by contract owners for the Real Property Account by product for the period from April 1, 2021 to December 31, 2021, for the period ended March 31, 2021, and for the years ended December 31, 2020 and 2019 were as follows:

For the period from April 1, 2021 to December 31, 2021	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$—	$157,888	$157,888
Policy loans	—	(344,835)	(344,835)
Policy loan repayments and interest	—	347,134	347,134
Surrenders, withdrawals and death benefits	(129,261)	(1,770,087)	(1,899,348)
Net transfers from/(to) other subaccounts or fixed rate option	(2,551)	(2,075,323)	(2,077,874)
Miscellaneous transactions	(6)	4,222	4,216
Administrative and other charges	(98)	(1,098,739)	(1,098,837)
	$(131,916)	$(4,779,740)	$(4,911,656)

For the period ended March 31, 2021	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$147	$556,412	$556,559
Policy loans	—	(174,038)	(174,038)
Policy loan repayments and interest	—	369,710	369,710
Surrenders, withdrawals and death benefits	(39,455)	(757,014)	(796,469)
Net transfers from/(to) other subaccounts or fixed rate option	(14,621)	(826,033)	(840,654)
Miscellaneous transactions	—	5,139	5,139
Administrative and other charges	(57)	(278,792)	(278,849)
	$(53,986)	$(1,104,616)	$(1,158,602)

December 31, 2020	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$883	$2,822,286	$2,823,169
Policy loans	—	(756,606)	(756,606)
Policy loan repayments and interest	—	1,100,196	1,100,196
Surrenders, withdrawals and death benefits	(83,951)	(2,857,786)	(2,941,737)
Net transfers from/(to) other subaccounts or fixed rate option	(46,352)	(1,331,363)	(1,377,715)
Miscellaneous transactions	45	30,828	30,873
Administrative and other charges	(251)	(1,365,751)	(1,366,002)
	$(129,626)	$(2,358,196)	$(2,487,822)

December 31, 2019	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$789	$2,364,876	$2,365,665
Policy loans	—	(1,663,411)	(1,663,411)
Policy loan repayments and interest	—	1,276,514	1,276,514
Surrenders, withdrawals and death benefits	(152,845)	(3,179,843)	(3,332,688)
Net transfers from/(to) other subaccounts or fixed rate option	(25,510)	(575,622)	(601,132)
Miscellaneous transactions	4	(2,762)	(2,758)
Administrative and other charges	(425)	(1,481,414)	(1,481,839)
	$(177,987)	$(3,261,662)	$(3,439,649)